Financial income, net (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of Financial Income, Net

	Year ended December 31,
	2022	2021	2020
		(in thousands)
Bank fees	$22	$43	$31
Interest income	(297)	(562)	(1,192)
Loss (gain) from sale of marketable debt securities	526	80	(397)
Foreign currency losses	(36)	25	119
	$215	$(414)	$(1,439)